Document and Entity Information	0 Months Ended
Feb. 06, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	Destra Investment Trust II
Central Index Key	0001511331
Amendment Flag	false
Trading Symbol	desii000183
Document Creation Date	Feb. 06, 2013
Document Effective Date	Feb. 06, 2013
Prospectus Date	Feb. 06, 2013